Available-for-sale Debt Investments (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Aug. 10, 2020 USD ($)	Aug. 09, 2019 USD ($)	Jul. 23, 2019 USD ($) shares	Mar. 22, 2019 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 CNY (¥)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) shares	Nov. 30, 2019 shares
Available-for-sale Debt Investments
Fair value of available-for-sale investments									¥ 36,700		¥ 2,014,537		$ 5,619
Gain on disposal of available-for-sale debt investments									477,254	$ 73,142	1,001,181	¥ 0
Total unrealized gains (loss) on available-for-sale investments recorded in accumulated other comprehensive income									(8,000)		1,615,100		(1,200)
Supplemental Agreement | Proposed Buyers
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares			212,358,165	199,866,509
Total purchase price			$ 448,000	$ 448,000
New SPA | Proposed Buyers
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares					140,248,775
Total purchase price					$ 150,000
Transaction price per share | $ / shares					$ 1.0695
Proceeds of remaining payment from transfer of Particle shares	$ 99,300
Particle
Available-for-sale Debt Investments
Fair value of available-for-sale investments | ¥								¥ 1,959,500				¥ 1,959,500
Percentage of equity interests owned by the Company on an as-if converted basis								37.63%				37.63%
Gain on disposal of available-for-sale debt investments									477,300	73,100
Interest-free loan principal amount					$ 9,700
Particle | Series B and Series C convertible redeemable preferred shares
Available-for-sale Debt Investments
Gain on disposal of available-for-sale debt investments | ¥											¥ 1,001,200
Particle | Series D1 convertible redeemable preferred shares
Available-for-sale Debt Investments
Fair value of available-for-sale investments									¥ 30,700				$ 4,700
Percentage of equity interests owned by the Company on an as-if converted basis									0.66%				0.66%
Available for sale securities debt securities number of shares acquired | shares					4,584,209
Available for sale securities debt securities number of shares outstanding | shares									4,584,209				4,584,209
Particle | Proposed Buyers
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares									140,248,775				140,248,775
Cash deposit	$ 50,000
Particle | Proposed Buyers | Series B and Series C convertible redeemable preferred shares
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares											94,802,752			94,802,752
Total purchase price		$ 200,000
Cash deposit							$ 50,000
Particle | SPA | Proposed Buyers
Available-for-sale Debt Investments
Share purchase agreement date				Mar. 22, 2019
Particle | Supplemental Agreement
Available-for-sale Debt Investments
Forward contract in relation to future disposal of investments in Particle | ¥											¥ 16,000
Particle | Supplemental Agreement | Proposed Buyers
Available-for-sale Debt Investments
Supplemental agreement date			Jul. 23, 2019
Percentage of equity interests totally sold by the Company			34.00%
Fengyi Technology
Available-for-sale Debt Investments
Fair value of available-for-sale investments | ¥											¥ 2,000
Proportion of equity interest acquired considered as available-for-sale debt securities								40.00%
Consideration paid for purchase of available-for-sale debt securities | ¥								¥ 2,000
Impairment related to credit losses on the available-for-sale debt investment									¥ 2,000	300
Humanistic Intelligence
Available-for-sale Debt Investments
Fair value of available-for-sale investments									6,000				$ 900
Proportion of equity interest acquired considered as available-for-sale debt securities					6.04%
Income/(loss) from equity method investments, net of impairment									¥ 6,000	$ 900
Phoenix FM
Available-for-sale Debt Investments
Proportion of equity interest in FM Beijing acquired through debt restructuring transactions						19.99%
Loan receivable | ¥						¥ 9,800